Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Change in Shareholders' equity
The changes in Shareholders’ equity follow:

	Eaton shareholders’ equity	Noncontrolling interests	Total equity
Balance at December 31, 2012	$15,113	$42	$15,155
Net income	872	5	877
Other comprehensive loss	(306)	—	(306)
Cash dividends paid	(397)	(4)	(401)
Issuance of shares under equity-based compensation plans - net	106	—	106
Balance at June 30, 2013	$15,388	$43	$15,431

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in Accumulated other comprehensive loss follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Total
Balance at December 31, 2012	$(367)	$(1,599)	$2	$(1,964)
Other comprehensive (loss) income before reclassifications	(390)	23	(6)	(373)
Amounts reclassified from Accumulated other comprehensive (loss) income	—	66	1	67
Net current-period other comprehensive (loss) income	(390)	89	(5)	(306)
Balance at June 30, 2013	$(757)	$(1,510)	$(3)	$(2,270)

Reclassification out of accumulated other comprehensive income [Table Text Block]
The reclassifications out of Accumulated other comprehensive loss follow:

	Six months ended June 30, 2013	Consolidated Statements of Income classification
Amortization of defined benefit pension items
Actuarial loss	$(103)	[1]
	(103)
Tax benefit	37
Total, net of tax	(66)

Gains and losses on cash flow hedges
Floating-to-fixed interest rate swaps	(1)	Interest expense - net
Currency exchange contracts	1	Cost of products sold
Commodity contracts	(1)	Cost of products sold
	(1)
Tax expense	—
Total, net of tax	(1)

Total reclassifications for the period	$(67)

Calculation of net income per ordinary share attributable to ordinary shareholders
A summary of the calculation of net income per ordinary share attributable to shareholders follows:

	Three months ended June 30		Six months ended June 30
(Shares in millions)	2013	2012	2013	2012
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Weighted-average number of ordinary shares outstanding - diluted	476.3	339.5	475.7	339.6
Less dilutive effect of equity-based compensation	2.9	2.5	3.1	3.4
Weighted-average number of ordinary shares outstanding - basic	473.4	337.0	472.6	336.2

Net income per ordinary share
Diluted	$1.04	$1.12	$1.83	$2.04
Basic	1.04	1.13	1.84	2.06